UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  August 13, 2003

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          34

Form 13F Information Table Value Total:          $194152



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             com              88579Y101     4022    31180 SH       SOLE                     5495             25685
Alcoa Inc.                     com              013817101     6909   270950 SH       SOLE                    47765            223185
American International Group   com              026874107     6399   115965 SH       SOLE                    20440             95525
Apache Corp.                   com              037411105     4687    72043 SH       SOLE                    12701             59342
Bank of New York               com              064057102     5807   201970 SH       SOLE                    35580            166390
BankAmerica Corp.              com              060505104     8010   101350 SH       SOLE                    17890             83460
Bellsouth Corp                 com              079860102     4049   152050 SH       SOLE                    26760            125290
Caterpillar                    com              149123101     4918    88355 SH       SOLE                    15545             72810
Chevron Texaco                 com              166764100     5009    69380 SH       SOLE                    12200             57180
Citigroup                      com              172967101     6665   155730 SH       SOLE                    27355            128375
ConocoPhillips                 com              20825C104     5123    93490 SH       SOLE                    16430             77060
Costco                         com              22160K105     6567   179415 SH       SOLE                    31630            147785
Devon                          com              25179M103     4091    76615 SH       SOLE                    13505             63110
Exxon Mobil Corp               com              30231G102     4806   133830 SH       SOLE                    23570            110260
Federal National Mtg. Assn.    com              313586109     4352    64535 SH       SOLE                    11360             53175
Gannett Co.                    com              364730101     6091    79300 SH       SOLE                    13940             65360
General Electric               com              369604103     4120   143670 SH       SOLE                    25260            118410
Goldman Sachs                  com              38141G104     5414    64640 SH       SOLE                    11360             53280
Hewlett Packard (New)          com              428236103     7590   356327 SH       SOLE                    62686            293641
Intel Corp.                    com              458140100     4298   206550 SH       SOLE                    36385            170165
International Business Machine com              459200101     4850    58785 SH       SOLE                    10330             48455
J P Morgan Chase & Co.         com              46625H100     7590   222050 SH       SOLE                    39145            182905
Kimberly-Clark Corp.           com              494368103     4936    94665 SH       SOLE                    16665             78000
Lehman Brothers                com              524908100     5262    79150 SH       SOLE                    13960             65190
Lowes                          com              548661107     6645   154710 SH       SOLE                    27275            127435
MBNA                           com              55262L100     5471   262522 SH       SOLE                    46170            216352
Pepsico                        com              713448108     4884   109755 SH       SOLE                    19315             90440
Target                         com              87612E106     6392   168930 SH       SOLE                    29755            139175
US Bancorp                     com              902973304     5143   209930 SH       SOLE                    36915            173015
Verizon Communications         com              92343V104     6710   170100 SH       SOLE                    29985            140115
Walt Disney Co.                com              254687106     5473   277125 SH       SOLE                    48725            228400
Washington Mutual              com              939322103     7170   173601 SH       SOLE                    30600            143001
Wellpoint Health Networks      com              94973H108     7733    91735 SH       SOLE                    16170             75565
Wells Fargo & Co.              com              949746101     6966   138205 SH       SOLE                    24305            113900